Derivative Financial Instruments Derivatives Eligible for Offset Table (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Derivative Liability	$ 6,746	$ 2,947
Derivative Asset	(1,145)	(5,499)
Derivative Assets (Liabilities), at Fair Value, Net	$ 5,601	$ (2,552)